Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 192,345	£ 161,343
Liabilities carry amount	(112,910)	(91,472)
Barclays Bank Group [member] | Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	963	3,035
Assets Fair value	1,051	3,183
Liabilities carry amount	(952)	(2,426)
Liabilities fair value	£ (966)	£ (2,429)